Deferred Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 62,660	$ 41,061
Deferral of revenue	119,324	46,291
Deferred revenue from acquisitions	0	8,901
Recognition of deferred revenue	(53,169)	(33,593)
Balance, end of the year	$ 128,815	$ 62,660